Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014
Domestic	(747,693)	16,001
Foreign	(275,729)	(318,482)
(Loss) income before income taxes	(1,023,422)	(302,481)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014
Income taxes at Federal statutory rate	-34.0%	-34.0%
State income taxes, net of Federal income tax effect	-13.0%	-6.0%
Foreign tax rate differential	2.4%	0.0%
Change in valuation allowance	43.5%	40.0%
Other	1.1%	0.0%
Income tax provision	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014
U.S. net operating loss carryforwards	563,000	401,000
Stock compensation	206,000	-
Canadian Provincial income tax losses	402,000	333,000
Canadian Provincial scientific investment tax credits	201,000	193,000
	1,372,000	927,000
Valuation allowance	(1,372,000)	(927,000)
Net deferred tax assets	-	-